INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 5. INTANGIBLE ASSETS

Intangible assets consisted of the following at December 31, 2022:

	Gross Carrying	Accumulated	Net Intangible	Amortization Period
	Amount	Amortization	Asset	(in years)
SOBR Safe
Intellectual Technology	$3,854,675	$995,782	$2,858,893	10

Intangible assets consisted of the following at December 31, 2021:

	Gross Carrying	Accumulated	Net Intangible	Amortization Period
	Amount	Amortization	Asset	(in years)
SOBR Safe
Intellectual Technology	$3,854,675	$610,318	$3,244,357	10

Amortization expense was $385,464 for the years ended December 31, 2022 and 2021.

Estimated future amortization expense for device technology intangible assets is as follows:

2023	2024	2025	2026	2027	Thereafter
$385,464	$385,464	$385,464	$385,464	$385,464	$931,573